Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 21, 2023
Entity Registrant Name	dei_EntityRegistrantName	Innovator ETFs Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001415726
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2023
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TBJL
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match the price return of the iShares 20+ Year Treasury Bond ETF, up to the upside cap of 27.00% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of iShares 20+ Year Treasury Bond ETF losses, over the period from July 1, 2022 to June 30, 2023.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. The reference asset for all of the Fund’s FLEX Options is the Underlying ETF, an exchange-traded fund that seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than 20 years. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which include the buffer and cap discussed below (the “Outcomes”), are based upon the performance of the Underlying ETF’s share price over an approximately one-year period from July 1 through June 30 of the following year (the “Outcome Period”). The current Outcome Period is from July 1, 2022 through June 30, 2023. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately one year, and a new Outcome Period will begin. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide.

The Fund’s strategy has been specifically designed to produce the Outcomes based upon the performance of the Underlying ETF’s share price (or its “price return”) over the duration of the Outcome Period. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. The Fund is not an appropriate investment for income-seeking investors. If the Underlying ETF’s share price increases over the duration of the Outcome Period, the Fund seeks to provide investors that hold Fund Shares for the entire Outcome Period with an increase in value that approximately matches the percentage increase experienced by the Underlying ETF’s share price over the duration of the Outcome Period, up to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in Fund Shares for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, Fund shareholders will not participate in the excess returns.

The Cap is based upon prevailing market conditions at the time the Fund enters into the FLEX Options on the first day of the Outcome Period and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Cap is 27.00% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 26.21%. The Cap will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. Since the Cap is based upon prevailing market conditions at the beginning of an Outcome Period, the Cap will therefore rise or fall from one Outcome Period to the next.

As is discussed in further detail below, it is anticipated that during the Outcome Period the Fund’s NAV will not increase or decrease at the same rate as the Underlying ETF’s share price. The Fund’s NAV is based upon the value of its portfolio, which is primarily composed of FLEX Options. Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the time remaining until those FLEX Options expire also affects their value. The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/tbjl, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance	(91)%	(41)%	(11)%	(1)%	0%	0%	5%	10%	15%	20%	27.00%*	27.00%*

* The Cap is set on the first day of the Outcome Period and is 27.00% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Cap is 26.21%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap and Buffer amounts for Fund shareholders.

Use of FLEX Options. The Outcomes may be achieved by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The Sub-Adviser has constructed a portfolio principally composed of FLEX Options that reference the Underlying ETF that are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price at which the Underlying ETF will be exercised at the expiration of each FLEX Option. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period.

To achieve these returns, the Fund may purchase a combination of call options (giving the Fund the right to receive the cash value of the Underlying ETF’s share price) and put options (giving the Fund the right to deliver the cash value of the Underlying ETF’s share price), while simultaneously selling call options (giving the Fund the obligation to deliver the cash value of the Underlying ETF’s share price) and put options (giving the Fund the obligation to receive the cash value of the Underlying ETF’s share price). Each of these FLEX Options has a specifically selected strike price. The effect created by a first layer of FLEX Options positions is that if the Underlying ETF’s share price has increased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks to provide a gain that matches the gain experienced by the Underlying ETF. This gain is subject to the Cap, a maximum investment return level, which is discussed below.

A separate layer is designed to produce the Fund’s objective to provide returns that are buffered by up to 9% if the Underlying ETF’s share price experiences a loss during the course of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. The Buffer that the Fund seeks to provide is only operative against the first 9% of Underlying ETF losses for the Outcome Period. After the Underlying ETF’s share price has decreased in value by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. In seeking to achieve the Buffer, the Fund enters into FLEX Options positions that have a specifically selected strike price. The effect created by these positions is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased in value by 9% or less) or experience a loss that is 9% less than the loss experienced by the Underlying ETF (if the Underlying ETF’s share price decreased in value by more than 9%).

Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV at the outset of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares at the time that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time. Taken together, this means that at the midpoint of the Outcome Period, if the Underlying ETF’s share price has decreased by 9%, the Fund’s NAV can be expected to have decreased in value (because the Buffer is not yet in full effect), but by less than 9% (because the Fund’s NAV will not correlate one-to-one with the Underlying ETF and the Fund’s NAV tends not to participate fully in either Underlying ETF gains or losses).

Cap on Potential Upside Returns. Unlike other investment products, the potential upside return an investor can receive from an investment in Fund Shares over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in Fund Shares over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in excess returns. The Cap is determined on the first day of the Outcome Period and is 27.00% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 26.21%. The Cap will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/tbjl.

The Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of the Outcome Period. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. There is no guarantee that the Fund will successfully achieve its investment objective.

The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the Buffer, the Fund purchases a series of FLEX Options. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. However, the strategy is designed so that any premiums that the Fund is obligated to pay are offset by premiums it receives in connection with the selling of FLEX Options. On the first day of the Outcome Period when the Fund enters into its other FLEX Options positions, the portfolio managers will calculate the amount of premiums that the Fund will owe and will then go into the market and sell a FLEX Option with terms that entitle the Fund to receive a premium in an amount equal to the amount that the Fund would otherwise owe. The Cap is the strike price of that sold FLEX Option. The strike price is determined based upon prevailing market conditions at the time the Fund enters into the FLEX Options, most notably current interest rate levels, volatility in the Underlying ETF’s share price, and the relationship of put and calls on the underlying FLEX Options.

Buffer. The Buffer is only operative against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The Buffer is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account, the net Buffer for an Outcome Period is 8.21%. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Cap and Buffer, will be provided at any point prior to the last day of the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already decreased in value by an amount equal to or greater than 9%, an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance. The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/tbjl, which also provides information relating to the Outcomes, including the Fund’s position relative to the Cap, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/tbjl, provides information relating to the Outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 9% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. The Fund’s strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, there may be little or no ability for that investor to experience an investment gain on their Shares.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s net asset value (“NAV”) and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time to until the FLEX Options expire.

Option Contracts Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. As the Fund enters into option contracts, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of the Underlying ETF’s share price if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increases in the price of the Underlying ETF over the Outcome Period, subject to a maximum return imposed by the Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by such investor may not match those that the Fund seeks to achieve.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Underlying ETF Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of such security may decline because of concerns about the issuer’s ability to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Underlying ETF may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Income Risk. The income of the Underlying ETF could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Underlying ETF generally will have to invest the proceeds from sales of its shares, as well as the proceeds from maturing portfolio securities, or portfolio securities that have been called, in lower-yielding securities.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Underlying ETF’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Underlying ETF may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Liquidity Risk. The Underlying ETF may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Underlying ETF may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Underlying ETF currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options may vary prior to the expiration date because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk. The Fund may effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and may be forced to recognize gains. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) a significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in the market price of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price of the Fund’s Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV of the Fund’s Shares may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indexes: I.C.E. US Treasury 20+ Year Index® Price Return Index and I.C.E. US Treasury 20+ Year Index® Total Return Index. Both indices have the same constituents in the same weights. However, the I.C.E US Treasury 20+ Year Index® Total Return Index assumes that any distributions paid out by index constituents have been reinvested in the index and the I.C.E. US Treasury 20+ Year Index® Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the performance of the Underlying ETF, the returns of the I.C.E. US Treasury 20+ Year Index® Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 5.93% (quarter ended June 30, 2021) and the Fund’s lowest quarterly return was (8.67)% (quarter ended June 30, 2022).

Average Annual Total Return as of December 31, 2022

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.67%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	(20.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.95%)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.95%)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.45%)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | Innovator 20+ Year Treasury Bond 9 Buffer ETF - July | I C E U S Treasury 20 Year Index Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(31.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.19%)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TFJL
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator 20+ Year Treasury Bond 5 Floor ETF™ – Quarterly
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with returns that match the price return of the iShares 20+ Year Treasury Bond ETF, up to the upside cap of 7.85% (prior to taking into account management fees and other fees) while providing a maximum loss of 5% (prior to taking into account management fees and other fees) of iShares 20+ Year Treasury Bond ETF losses, over the period from January 1, 2023 through March 31, 2023.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. The reference asset for all of the Fund’s FLEX Options is the Underlying ETF, an exchange-traded fund that seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than 20 years. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which include the Floor and Cap discussed below (the “Outcomes”), are based upon the performance of the Underlying ETF’s share price over a three-month period (the “Outcome Period”). The current Outcome Period is from January 1, 2023 through March 31, 2023. Following the Outcome Period, each successive Outcome Period will begin on the day the prior Outcome Period concludes and will end in three months. These dates correspond to the date on which the Fund entered into the FLEX Options comprising its portfolio and the date on which those FLEX Options expire. Upon the conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in approximately three months, and a new Outcome Period will begin. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide. In addition, because the Fund is designed to achieve Outcomes that change for each three-month Outcome Period, the Outcomes that are achieved by the Fund for a three-month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., one year).

The Fund’s strategy has been specifically designed to produce the Outcomes based upon the performance of the Underlying ETF’s share price (or its “price return”) over the duration of the Outcome Period. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. The Fund is not an appropriate investment for income-seeking investors. If the Underlying ETF’s share price increases over the duration of the Outcome Period, the Fund seeks to provide investors that hold Fund Shares for the entire Outcome Period with an increase in value that approximately matches the percentage increase experienced by the Underlying ETF’s share price over the duration of the Outcome Period, up to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in Fund Shares for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, Fund shareholders will not participate in the excess returns.

The Cap is based upon prevailing market conditions at the time the Fund enters into the FLEX Options on the first day of the Outcome Period and will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Cap is 7.85% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 7.65%. The Cap will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. Since the Cap is based upon prevailing market conditions at the beginning of an Outcome Period, the Cap will therefore rise or fall from one Outcome Period to the next.

As is discussed in further detail below, it is anticipated that during the Outcome Period the Fund’s NAV will not increase or decrease at the same rate as the Underlying ETF’s share price. The Fund’s NAV is based upon the value of its portfolio, which is primarily composed of FLEX Options. Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the time remaining until those FLEX Options expire also affects their value. The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

The Fund seeks to generate returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The two hypothetical graphical illustrations provided below are designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/tfjl, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance	(5)%	(5)%	(5)%	(5)%	(5)%	0%	5%	7.85%*	7.85%*	7.85%*	7.85%*	7.85%*

* The Cap is set on the first day of the Outcome Period and is 7.85% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 7.65%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap and Floor amounts for Fund shareholders.

Use of FLEX Options. The Outcomes may be achieved by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The Sub-Adviser has constructed a portfolio principally composed of FLEX Options that reference the Underlying ETF that are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price at which the Underlying ETF will be exercised at the expiration of each FLEX Option. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period.

To achieve these returns, the Fund may purchase a combination of call options (giving the Fund the right to receive the cash value of the Underlying ETF’s share price) and put options (giving the Fund the right to deliver the cash value of the Underlying ETF’s share price), while simultaneously selling call options (giving the Fund the obligation to deliver the cash value of the Underlying ETF’s share price) and put options (giving the Fund the obligation to receive the cash value of the Underlying ETF’s share price). Each of these FLEX Options has a specifically selected strike price. The effect created by a first layer of FLEX Options positions is that if the Underlying ETF’s share price has increased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks to provide a gain that matches the gain experienced by the Underlying ETF. This gain is subject to the Cap, a maximum investment return level, which is discussed below.

A separate layer is designed to produce the Fund’s objective to provide a maximum loss of 5% if the Underlying ETF’s share price experiences a decrease in value of greater than 5% over the duration of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide a maximum loss. In seeking to achieve the Floor, the Fund enters into a FLEX Option position that has a specifically selected strike price. The effect created by this position is that if the Underlying ETF’s share price decreases by less than 5% over the duration of the Outcome Period, the Fund will experience a decrease in value that approximately matches the decrease in value experienced by the Underlying ETF’s share price.

Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV at the outset of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options don’t change, the Cap and Floor both relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares at the time that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Floor on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time. Taken together, this means that at the midpoint of the Outcome Period, if the Underlying ETF’s share price has decreased by 5%, the Fund’s NAV can be expected to have decreased in value (because the Floor is not yet in full effect), but by less than 5% (because the Fund’s NAV will not correlate one-to-one with the Underlying ETF and the Fund’s NAV tends not to participate fully in either Underlying ETF gains or losses).

Cap on Potential Upside Returns. Unlike other investment products, the potential upside return an investor can receive from an investment in Fund Shares over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in Fund Shares over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in excess returns. The Cap is determined on the first day of the Outcome Period and is 7.85% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 7.65%. The Cap will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/tfjl.

The Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of the Outcome Period. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. There is no guarantee that the Fund will successfully achieve its investment objective.

The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the Floor, the Fund purchases a series of FLEX Options. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. However, the strategy is designed so that any premiums that the Fund is obligated to pay are offset by premiums it receives in connection with the selling of FLEX Options. On the first day of the Outcome Period when the Fund enters into its other FLEX Options positions, the portfolio managers will calculate the amount of premiums that the Fund will owe and will then go into the market and sell a FLEX Option with terms that entitle the Fund to receive a premium in an amount equal to the amount that the Fund would otherwise owe. The Cap is the strike price of that sold FLEX Option. The strike price is determined based upon prevailing market conditions at the time the Fund enters into the FLEX Options, most notably current interest rate levels, volatility in the Underlying ETF’s share price, and the relationship of put and calls on the underlying FLEX Options.

Floor. The Floor is only operative against Underlying ETF share price losses exceeding 5% over the duration of the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide the Floor. After the Underlying ETF’s share price has decreased by more than 5%, the put option purchased by the Fund is designed to prevent all subsequent losses. The Floor is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of extending the maximum losses incurred to the Floor for Fund shareholders. When the Fund’s annual management fee equal to 0.79% of the Fund’s daily net assets is taken into account for the Outcome Period, the net Floor for an Outcome Period is 5.20%. The Floor will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Floor, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses to 5% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance. The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap (both gross and net of the unitary management fee) for the next Outcome Period. This information is available on the Fund’s website, www.innovatoretfs.com/tfjl, which also provides information relating to the Outcomes, including the Fund’s position relative to the Cap, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/tfjl, provides information relating to the Outcomes, including the Fund’s position relative to the Cap and Floor, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Floor Risk. There can be no guarantee that the Fund will be successful in its strategy to provide a maximum loss of 5% over the duration of the Outcome Period. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. The Fund’s strategy seeks to deliver returns that match those of the Underlying ETF, while preventing downside losses in excess of the Floor, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Outcome Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Floor that the Fund seeks to provide may not be available.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. The Fund’s strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, there may be little or no ability for that investor to experience an investment gain on their Shares. In addition, because the Fund is designed to achieve Outcomes that change for each three-month Outcome Period, the Outcomes that are achieved by the Fund for a three-month Outcome Period will be different than the Outcomes achieved by the Fund over multiple Outcome Periods, or on an annualized basis. Similarly, investors holding Shares over multiple Outcome Periods will experience different investment results than holding a fund that has a longer Outcome Period (e.g., one year).

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s net asset value (“NAV”) and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time to until the FLEX Options expire.

Option Contracts Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. As the Fund enters into option contracts, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of the Underlying ETF’s share price if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increases in the price of the Underlying ETF over the Outcome Period, subject to a maximum return imposed by the Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by such investor may not match those that the Fund seeks to achieve.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Underlying ETF Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of such security may decline because of concerns about the issuer’s ability to make such payments.

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Underlying ETF may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Income Risk. The income of the Underlying ETF could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Underlying ETF generally will have to invest the proceeds from sales of its shares, as well as the proceeds from maturing portfolio securities, or portfolio securities that have been called, in lower-yielding securities.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Underlying ETF’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Underlying ETF may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Liquidity Risk. The Underlying ETF may hold certain investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Underlying ETF may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Underlying ETF currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options may vary prior to the expiration date because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk. The Fund may effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and may be forced to recognize gains. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) a significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in the market price of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price of the Fund’s Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV of the Fund’s Shares may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a broad-based market index. Although the Outcomes the Fund seeks to provide are based upon the performance of the Underlying ETF, the returns of the I.C.E. US Treasury 20+ Year Index® Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 2.53% (quarter ended December 31, 2021) and the Fund’s lowest quarterly return was (5.28)% (quarter ended March 31, 2022).

Average Annual Total Return as of December 31, 2022

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.28%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 978
1 Year	rr_AverageAnnualReturnYear01	(17.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.14%)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(17.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.14%)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.85%)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | I C E U S Treasury 20 Year Index Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(31.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.19%)
Innovator Defined Wealth Shield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BALT
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Defined Wealth Shield ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 2.64% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against the first 20% (prior to taking into account management fees and other Fund operating expenses) of SPDR® S&P 500® ETF Trust losses, over the period from January 1, 2023 to March 31, 2023.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

General Strategy Description. The Fund invests at least 80% of its net assets in FLexible EXchange® Options (“FLEX Options”) that reference the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options are exchange-traded options contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price. The reference asset for all of the Fund’s FLEX Options is the Underlying ETF, an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which is a market capitalization weighted index of the 500 largest U.S. public companies. The Underlying ETF invests in equity securities of companies, including companies with large capitalizations. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options on the Underlying ETF, the Fund has significant exposure to companies in the information technology sector. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The pre-determined outcomes sought by the Fund, which include the buffer and cap discussed below (the “Outcomes”), are based upon the performance of the Underlying ETF’s share price over an approximately three-month period (the “Outcome Period”). The current Outcome Period is from January 1, 2023 through March 31, 2023. Following the Outcome Period, each successive Outcome Period will begin on the day the prior Outcome Period concludes and will end in three months. Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the FLEX Options it held for the prior Outcome Period. It will then invest in a new series of FLEX Options with an expiration date in three months, and a new Outcome Period will begin. The Outcomes may only be realized by investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors who purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns very different from those that the Fund seeks to provide.

The Fund’s strategy has been specifically designed to produce the Outcomes based upon the performance of the Underlying ETF’s share price (or its “price return”) over the duration of the Outcome Period. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF. The Fund is not an appropriate investment for income-seeking investors. The amount of the buffer that the Fund ultimately provides for an Outcome Period is determined based upon prevailing market conditions at the beginning of an Outcome Period and, while targeting 20%, is expected to be set within a range from 15% to 20% for each Outcome Period (with such amount set for each Outcome Period hereinafter referred to as, the “Buffer”), although there is no guarantee a particular Buffer will be within the range for a particular Outcome Period. As a result, it is likely that the Buffer will change from Outcome Period to Outcome Period. There is no guarantee that the Fund will provide the Buffer. If the Underlying ETF’s share price increases over the duration of the Outcome Period, the Fund seeks to provide investors that hold Fund Shares for the entire Outcome Period with an increase in value that approximately matches the percentage increase experienced by the Underlying ETF’s share price over the duration of the Outcome Period, up to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in Fund Shares for the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, Fund shareholders will not participate in the excess returns.

The Cap and the Buffer are based upon prevailing market conditions at the time the Fund enters into the FLEX Options on the first day of the Outcome Period. As a result, the Cap and Buffer may rise or fall from one Outcome Period to the next. For the current Outcome Period, the Cap is 2.64% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 2.46%. For the current Outcome Period, the Buffer is 20% of Underlying ETF losses prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Buffer is 19.82% of Underlying ETF losses. The Cap and the Buffer will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

As is discussed in further detail below, it is anticipated that during the Outcome Period the Fund’s NAV will not increase or decrease at the same rate as the Underlying ETF’s share price. The Fund’s NAV is based upon the value of its portfolio, which is primarily composed of FLEX Options. Although the value of the Underlying ETF’s share price is a significant component of the value of the Fund’s FLEX Options, the time remaining until those FLEX Options expire also affects their value. The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

The Fund’s “Defined Wealth Shield” investment strategy seeks to buffer losses over the course of the Outcome Period while simultaneously generating returns that match the Underlying ETF, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical graphical illustration provided below is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the Outcomes the Fund seeks to provide over an Outcome Period, based upon the performance of the Underlying ETF from -100% to 100%. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF or return on the Fund’s Shares. The actual overall performance of the Fund will vary with fluctuations in the value of the FLEX Options during the Outcome Period, among other factors. Please refer to the Fund’s website, www.innovatoretfs.com/balt, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	(100)%	(50)%	(20)%	(10)%	(5)%	0%	5%	10%	15%	20%	50%	100%
Fund Performance	(80)%*	(30)%*	0%	0%	0%	0%	2.64%*	2.64%*	2.64%*	2.64%*	2.64%*	2.64%*

* The Cap and the Buffer are set on the first day of the Outcome Period. The Cap is 2.64% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 2.46%. The Buffer is 20% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Buffer is 19.82%. The Fund’s annual management fee of 0.69% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Cap and Buffer amounts for Fund shareholders.

Use of FLEX Options. The Outcomes may be achieved by purchasing and selling call and put FLEX Options to create layers within the Fund’s portfolio. The Sub-Adviser has constructed a portfolio principally composed of FLEX Options that reference the Underlying ETF that are each set to expire on the last day of the Outcome Period. The customizable nature of FLEX Options allows the Sub-Adviser to select the share price at which the Underlying ETF will be exercised at the expiration of each FLEX Option. This is commonly known as the “strike price.” At the commencement of the Outcome Period, the Sub-Adviser specifically selects the strike price for each FLEX Option such that when the FLEX Options are exercised on the final day of the Outcome Period, the Outcomes may be obtained, depending on the performance of the Underlying ETF’s share price over the duration of the Outcome Period.

To achieve these returns, the Fund may purchase a combination of call options (giving the Fund the right to receive the cash value of the Underlying ETF’s share price) and put options (giving the Fund the right to deliver the cash value of the Underlying ETF’s share price), while simultaneously selling call options (giving the Fund the obligation to deliver the cash value of the Underlying ETF’s share price) and put options (giving the Fund the obligation to receive the cash value of the Underlying ETF’s share price). Each of these FLEX Options has a specifically selected strike price. The effect created by a first layer of FLEX Options positions is that if the Underlying ETF’s share price has increased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks to provide a gain that matches the gain experienced by the Underlying ETF. This gain is subject to the Cap, a maximum investment return level, which is discussed below.

A separate layer is designed to produce the Fund’s objective to provide shareholders that hold Fund Shares for the entire Outcome Period with the Buffer if the Underlying ETF’s share price experiences a loss during the course of the Outcome Period, prior to taking into account any fees or expenses charged to shareholders. The amount of the Buffer that the Fund seeks to provide is determined based upon prevailing market conditions at the beginning of the Outcome Period and may change from Outcome Period to Outcome Period. After the Underlying ETF’s share price has decreased in value by more than the Buffer, the Fund will experience all subsequent losses on a one-to-one basis. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. In seeking to achieve the Buffer, the Fund enters into FLEX Options positions that have a specifically selected strike price. The effect created by these positions is that if the Underlying ETF’s share price has decreased in value over the course of the Outcome Period, when the amount of cash the Fund receives and delivers pursuant to the terms of its positions is netted out, the Fund seeks to be returned the amount of its principal investment (if the Underlying ETF’s share price decreased by an amount less than or equal to the Buffer) or experience a loss that is equal to the amount of the Underlying ETF loss minus the amount of the Buffer, prior to taking into account any fees or expenses charged to shareholders.

Each of the FLEX Options purchased and sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options purchased and sold on the first day of the Outcome Period. A detailed explanation regarding the terms of the FLEX Options and the mechanics of the Fund’s strategy can be found in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Outcome Period. The Outcomes sought by the Fund are based upon the Fund’s NAV at the outset of the Outcome Period. The Outcome Period begins on the day the FLEX Options are entered into and ends on the day they expire. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options don’t change, the Cap and Buffer both relate to the Fund’s NAV on the first day of the Outcome Period. A shareholder that purchases Shares after the commencement of the Outcome Period will likely have purchased Shares at a different NAV than the NAV on the first day of the Outcome Period (the NAV upon which the Outcomes are based) and may experience investment outcomes very different from those sought by the Fund. A shareholder that sells Shares prior to the end of the Outcome Period may also experience investment outcomes very different from those sought by the Fund. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must be holding Shares at the time that the Fund enters into the FLEX Options and on the day those FLEX Options expire. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes.

The Fund’s assets will be principally composed of FLEX Options, the value of which is derived from the performance of the underlying reference asset, the Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, during the Outcome Period, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. The Sub-Adviser generally anticipates that the Fund’s NAV will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF. Similarly, the amount of time remaining until the end of the Outcome Period also affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect prior to the end of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes upon the expiration of the FLEX Options on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time. Taken together, this means that at the midpoint of an Outcome Period, if the Underlying ETF’s share price has decreased by the amount of the Buffer, the Fund’s NAV can be expected to have decreased in value (because the Buffer is not yet in full effect), but by an amount less than the Buffer (because the Fund’s NAV will not correlate one-to-one with the Underlying ETF and the Fund’s NAV tends not to participate fully in either Underlying ETF gains or losses).

Cap on Potential Upside Returns. Unlike other investment products, the potential upside return an investor can receive from an investment in Fund Shares over the Outcome Period is subject to the Cap. The Cap represents the maximum percentage return an investor can achieve from an investment in Fund Shares over the duration of the Outcome Period. Therefore, even though the Fund’s returns are based upon the performance of the Underlying ETF’s share price, if the Underlying ETF’s share price experiences returns for the Outcome Period in excess of the Cap, the Fund will not participate in excess returns. The Cap is determined on the first day of the Outcome Period and is 2.64% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Cap is 2.46%. The Cap will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purpose of this prospectus, “extraordinary expenses” are non-recurring expenses that may be incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Cap is also set forth on the Fund’s website at www.innovatoretfs.com/balt.

The Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of the Outcome Period. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value to a level near to the Cap, an investor purchasing Shares at that price has limited to no gains available for the remainder of the Outcome Period but remains vulnerable to significant downside risks. There is no guarantee that the Fund will successfully achieve its investment objective.

The Cap is a result of the design of the Fund’s principal investment strategy. In order to provide the Buffer, the Fund purchases a series of FLEX Options. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. However, the strategy is designed so that any premiums that the Fund is obligated to pay are offset by premiums it receives in connection with the selling of FLEX Options. On the first day of the Outcome Period when the Fund enters into its other FLEX Options positions, the portfolio managers will calculate the amount of premiums that the Fund will owe and will then go into the market and sell a FLEX Option with terms that entitle the Fund to receive a premium in an amount equal to the amount that the Fund would otherwise owe. The Cap is the strike price of that sold FLEX Option. The strike price is determined based upon prevailing market conditions at the time the Fund enters into the FLEX Options, most notably current interest rate levels, volatility in the Underlying ETF’s share price, and the relationship of put and calls on the underlying FLEX Options.

Buffer. The Fund seeks to provide shareholders that hold Fund Shares for the entire Outcome Period with a buffer against Underlying ETF losses during the Outcome Period. The amount of the Buffer that the Fund ultimately provides for an Outcome Period is determined based upon prevailing market conditions at the beginning of an Outcome Period and is a set percentage established at the commencement of each Outcome Period. The Buffer is expected to be set within a range from 15% to 20% of Underlying ETF losses for the Outcome Period, although there is no guarantee a particular Buffer will be within the range for a particular Outcome Period. As a result, the Buffer may change from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than the Buffer, the Fund will experience all subsequent losses on a one-to-one basis. The Buffer is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund. These fees and any expenses will have the effect of reducing the Buffer amount for Fund shareholders for an Outcome Period. The Buffer for the current Outcome Period is 20%, prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.69% of the Fund’s average daily net assets is taken into account for the Outcome Period, the Buffer is 19.82%. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Cap and Buffer, will be provided at any point prior to the last day of the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already decreased in value by an amount equal to or greater than the Buffer, an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period, and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses to approximately the losses of the Underlying ETF minus the Buffer (if losses are greater than the Buffer) for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance. The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and another Outcome Period will commence.

Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement, which will alert existing shareholders that an Outcome Period is approaching its conclusion and disclose the anticipated ranges for the Cap and Buffer for the next Outcome Period.  Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Cap and Buffer (both gross and net of the unitary management fee) for the next Outcome Period.  This information is available on the Fund’s website, www.innovatoretfs.com/balt, which also provides information relating to the Outcomes, including the Fund’s position relative to the Cap, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/balt, provides information relating to the Outcomes, including the Fund’s position relative to the Cap and Buffer, of an investment in the Fund on a daily basis.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Buffer Change Risk. The amount of the Buffer is a set percentage established at the beginning of each Outcome Period and is determined based upon the prevailing market conditions at that time. The Fund seeks to provide a Buffer against Underlying ETF losses for each Outcome Period and is expected to be set within a range from 15% to 20% for each Outcome Period, although there is no guarantee that the final Buffer set for an Outcome Period will be within this range. The Buffer may rise or fall from one Outcome Period to the next and is unlikely to remain the same from Outcome Period to Outcome Period. Furthermore, the Buffer may be established at the lower end or below the expected 15-20% range for numerous or consecutive Outcome Periods, which would provide the potential for less protection against Underlying ETF losses than if higher Buffers were established during those Outcome Periods.

Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by less than the Buffer over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. Although the Fund seeks to provide the Buffer, there is no guarantee it will be successful in doing so. Because the Buffer that the Fund seeks to provide may change from one Outcome Period to the next, an investor may not receive the same Buffer across multiple Outcome Periods.

Capped Upside Return Risk. The Fund’s strategy seeks to provide returns that are subject to the Cap. In the event that the Underlying ETF experiences gains in excess of the Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. The Fund’s strategy seeks to deliver returns that match those of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, there may be little or no ability for that investor to experience an investment gain on their Shares. Due to the size of the Buffer over each quarterly Outcome Period, the Fund expects its Cap to be lower relative to other “defined outcome products” with an annual outcome period and/or a lower buffer.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s net asset value (“NAV”) and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time to until the FLEX Options expire.

Option Contracts Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. As the Fund enters into option contracts, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match those of the Underlying ETF’s share price if Shares are held from the time the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that matches the increases in the price of the Underlying ETF over the Outcome Period, subject to a maximum return imposed by the Cap. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by such investor may not match those that the Fund seeks to achieve. The Fund is subject to a Cap which may be lower relative to other “defined outcome products” and, as a result, any positive investment returns delivered by the Fund may be lower in comparison to such products and to that of the Underlying ETF.

Cap Change Risk. A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Underlying ETF Risk. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk. The Underlying ETF invests significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options may vary prior to the expiration date because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk. The Fund may effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and may be forced to recognize gains. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) a significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in the market price of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Cap, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price of the Fund’s Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV of the Fund’s Shares may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. Although the Outcomes the Fund seeks to provide are based upon the price performance of the Underlying ETF, the returns of the S&P 500 Total Return Index have been provided in accordance with the requirements of Form N-1A of the 1940 Act. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

The Fund’s highest quarterly return was 3.15% (quarter ended December 31, 2022) and the Fund’s lowest quarterly return was (0.21)% (quarter ended June 30, 2022).

Average Annual Total Return as of December 31, 2022

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.21%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Innovator Defined Wealth Shield ETF | Innovator Defined Wealth Shield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 859
1 Year	rr_AverageAnnualReturnYear01	2.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Innovator Defined Wealth Shield ETF | Innovator Defined Wealth Shield ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Innovator Defined Wealth Shield ETF | Innovator Defined Wealth Shield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Innovator Defined Wealth Shield ETF | Innovator Defined Wealth Shield ETF | S P 500 Total Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.77%)
Innovator Defined Wealth Shield ETF | Innovator Defined Wealth Shield ETF | S P 500 Price Return Index [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.22%)
Innovator Buffer Step-Up Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSTP
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Buffer Step-Up Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with investment exposure to the price return of the SPDR® S&P 500® ETF Trust, subject to potential investment gains up to a limit (prior to taking into account management fees and other fees), while providing the potential for downside protection against investment losses up to a limit (prior to taking into account management fees and other fees).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide risk-managed investment exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). The Fund seeks to achieve its investment objective by investing substantially all of its assets in exchange-traded options contracts on the Underlying ETF (the “Options Portfolio”). The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). Through the Options Portfolio, the Fund will seek to participate in the price return of the Underlying ETF, subject to investment gains up to a limit (prior to taking into account management fees and other fees), and provide protection against Underlying ETF losses up to a limit (prior to taking into account management fees and other fees). The Sub-Adviser will actively monitor the performance of the Options Portfolio and, as described below, rebalance or “step-up” the portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on its evaluation of market conditions. There is no guarantee the Fund will be successful in implementing this strategy.

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups. The S&P 500® Index is rebalanced quarterly and reconstituted annually. Through its Options Portfolio, the Fund will have exposure to companies in the information technology sector. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF.

An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). The Fund intends to implement its investment strategy through an Options Portfolio comprised of FLexible EXchange® Options (“FLEX Options”) that reference the Underlying ETF with one-year expiration dates. The Fund’s NAV is dependent on the value of the FLEX Options, which is based principally upon the price of the Underlying ETF and the time remaining until the expiration date of the FLEX Options. As the price of the Underlying ETF changes and time moves towards the expiration date of the FLEX Options (the final day of the one-year term of the FLEX Options), the value of the FLEX Options, and therefore the Fund’s NAV, will change. The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract such that if the FLEX Options were exercised on the expiration date, the Fund’s NAV would be provided with downside protection (the “Buffer”) and a maximum gain potential on the price return of the Underlying ETF. The Buffer seeks to provide protection against the first 9% of Underlying ETF losses over the duration of its one-year contract. At the one-year expiration or step-up reset of the Options Portfolio, the Sub-Adviser will purchase an Options Portfolio that seeks to provide for a Buffer of 9% of Underlying ETF losses over the duration of the new one-year expiration date. There is no guarantee that the Sub-Adviser will be successful in its attempt to provide a Buffer. The maximum gain potential and the Buffer of Underlying ETF performance that the Options Portfolio seeks to provide are prior to taking into account annual Fund management fees, transaction fees and any extraordinary expenses incurred by the Fund. These expenses will have the effect of reducing the maximum gain potential amount and Buffer amount experienced by shareholders.

Please note, as further described below, the Fund does not expect that the Options Portfolio will be held until the expiration date of the FLEX Options. Instead, the Sub-Adviser will seek to opportunistically manage the Fund’s investment exposure by periodically terminating its FLEX Options investments earlier than its one-year expiration date and immediately reset the Fund’s Options Portfolio for a new one-year period. Both the maximum gain potential and the sought-after Buffer are measured from the price of the Underlying ETF at the time the FLEX Option contracts are into by the Fund and has the potential to be fully provided only at the expiration date of its one-year options contracts. As a result, the degree to which a shareholder may benefit from the Fund’s potential for participating in the price return of the Underlying ETF and the Buffer against Underlying ETF losses will depend on the time at which the investor purchases Shares of the Fund and the Sub-Adviser’s determination of when to reset the Options Portfolio.

The Fund does not pursue a “defined outcome” strategy. Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security over a specific period of time (e.g., one year). The Fund does not seek to achieve the full one-year investment outcomes of the Options Portfolio and will not seek to provide a set level of investment outcomes over a stated time period. Unlike other ETFs that utilize a defined outcome investment strategy, the Fund does not seek to provide shareholders with a set Buffer percentage and maximum upside potential over any specified time period. Shareholders will experience investment results that are very different than if the Fund held the Options Portfolio for its contract duration.

Step-Up Strategy

The Fund’s “step-up” investment strategy seeks to help a Fund’s shareholder offset the timing risks inherent in owning an options package for one year. The successful implementation of the step-up investment strategy is not guaranteed. As explained further below, the Options Portfolio seeks to track the price performance of the Underlying ETF, subject to the sought-after Buffer and maximum upside performance potential that are established upon the execution of the option contracts. As a result of the performance of the FLEX Options contracts during the term of the options contract (the value of which is derived from, in part, the value of the Underlying ETF’s share price), the Fund may have little or no upside available for the remainder of the options contract term, because the Underlying ETF’s share price has increased in value to a point at or near the strike price of the sold options, or little or no ability to benefit from the Buffer, because the Underlying ETF’s share price has decreased in value by more than the downside protection. With the step-up investment strategy, the Fund may, at the end of each month, sell the then-current Options Portfolio and immediately enter into new FLEX Options contracts that establish a new one-year duration. In doing so, the Fund will continue to have the potential to increase in a market environment where the value of the Underlying ETF is steadily increasing. Likewise, the Fund will have the potential to derive continued benefit from a Buffer in a market environment where the Underlying ETF is steadily decreasing, as it will have the ability to reset the Options Portfolio at the end of each month for a new 9% Buffer of Underlying ETF losses that the Options Portfolio seeks to protect over the duration of each one-year contract term. The ability to provide downside protection as part of the implementation of the Fund’s step-up investment strategy may not be successful.

For the duration of the Fund’s existing Options Portfolio, the Sub-Adviser will actively review the performance of the Fund at each month-end to determine whether to step-up the Options Portfolio. The Sub-Adviser will consider the price movements of the Underlying ETF, the changes in the Fund’s NAV, market volatility, time remaining until the expiration of the FLEX Options contracts and strike prices of the replacement FLEX Options contracts when evaluating whether to reset the Options Portfolio. To the extent the Fund’s NAV increases (generally a range from 2% to 6%) or decreases (generally a range from -1% to -5%) from the Fund’s NAV at the commencement of the term of the existing Options Portfolio, the Sub-Adviser will seek to realize any gains experienced by the Fund or Buffer used by the Fund by resetting the Fund’s Options Portfolio and, in doing so, “step-up” the Fund’s upside potential and Buffer. The Sub-Adviser will also purchase and sell FLEX Options over the course of the month that have the same or similar terms (i.e., strike price and expiration date) as the then-current Options Portfolio as necessary to manage any creations or redemptions of “Creation Units” (as defined below). The Fund’s step-up investment strategy is expected to cause the Fund to have a higher portfolio turnover rate than funds that do not actively reset its options portfolio prior to expiration.

The following chart contains a hypothetical illustration of the Fund’s step-up mechanism. The chart is provided for illustrative purposes only. There is no guarantee that the Fund will be successful in its attempt to step-up the Fund’s Options Portfolio. The chart is not intended to predict or project the performance or operationality of the Fund.

Options Portfolio

The Fund will invest in an Options Portfolio consisting of FLEX Options that reference the Underlying ETF with rotating expiration dates of approximately one year. The Options Portfolio is designed to produce investment outcomes only for the duration of its one-year options contracts and not for any different period of time. As described above, the Fund does not seek to achieve the full one-year investment outcomes of the Options Portfolio, as the Sub-Adviser intends to opportunistically reset the Options Portfolio prior to the one-year expiration date of the FLEX Options.

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract such that if the FLEX Options were exercised on the expiration date (the final day of the one-year term), the Fund’s NAV would be subject to the Buffer and maximum gains on the performance of the Underlying ETF’s share price over the duration of the options contract, as follows:

●	In the event that the Underlying ETF decreases in value by less than 9% over the duration of the Options Portfolio, the Options Portfolio seeks to provide investment return of 0%.

●

In the event that the Options Portfolio decreases in value by more than 9% over the duration of the Options Portfolio, the Options Portfolio seeks to provide investment return that is 9% less than the return experienced by the Underlying ETF.

●

In the event that the Underlying ETF increases in value over the duration of the Options Portfolio, the Options Portfolio seeks to provide investment returns that match the performance of the Underlying ETF, up to a maximum percentage return the Fund can achieve for the duration of the Options Portfolio, which is dependent on prevailing market conditions at the times the Fund enters into the FLEX Options.

While it is very unlikely that the Options Portfolio will be held until the expiration date of the FLEX Options, changes in the value of the Options Portfolio will impact the Fund’s NAV. The Fund’s NAV is dependent on the value of the FLEX Options, which is based principally upon the price of the Underlying ETF and the time remaining until the expiration date of the FLEX Options. As the price of the Underlying ETF changes and time moves towards the expiration date of the FLEX Options, the value of the FLEX Options, and therefore the Fund’s NAV, will change. The Sub-Adviser anticipates the Fund’s NAV will move in the same direction as the price movements of the Underlying ETF. However there is no guarantee that the Fund’s NAV will move in the same direction as the price movements of the Underlying ETF and it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. A component of an option’s value is the number of days remaining until its expiration date. The amount of time remaining until the option contract’s expiration date affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETF will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by the Underlying ETF until the expiration date of the options contracts.

Because the Fund’s investment strategy is not designed to hold the Options Portfolio to its expiration date, shareholders will experience investment results that are very different than if the Fund held the Options Portfolio for its contract duration. Shareholders may realize losses on price decreases of the Underlying ETF of less than the 9% Buffer and may lose their entire investment. These potential losses are possible even if a shareholder remained in the Fund for a one-year period after an Options Portfolio was established, as it is likely that the Options Portfolio will reset during that time.

The Options Portfolio is designed to protect against Underlying ETF losses and provide for maximum gain potential based upon the price of the Underlying ETF at the time the FLEX Option contracts are into by the Fund. The Sub-Adviser will seek to realize gains experienced by the Fund (which are limited to the maximum gain potential) due to price movements of the Underlying ETF or realize the Buffer used by the Fund due to price movements of the Underlying ETF by resetting the Fund’s Options Portfolio and the Fund’s upside potential and Buffer. However, the degree to which a shareholder may benefit from the Options Portfolio’s Underlying ETF upside potential and Buffer against Underlying ETF losses will depend on the time at which the investor purchases Shares of the Fund. At any given time after Sub-Adviser resets the Options Portfolio there may be limited upside potential or Buffer remaining due to the price performance of the Underlying ETF (and therefore, the value of the FLEX Options). If the price of the Underlying ETF is near or has exceeded the strike prices of the Fund’s Options Portfolio, such investor may have little to no upside potential until if and when the Sub-Adviser determines to step-up the Fund’s Options Portfolio, and would still remain vulnerable to significant downside risk before the sought-after protection from the Buffer began. Similarly, if the Underlying ETF has decreased in price significantly to equal or exceed the Fund’s anticipated Buffer, the shareholder would also remain vulnerable to significant downside risk and would receive no benefit from the Buffer. If a shareholder purchases Shares after the Buffer has been used and prior to the Fund resetting its Options Portfolio, a shareholder may lose their entire investment.

General Information About FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk.

The Fund’s FLEX Options reference the Underlying ETF and are cash-settled. Cash-settled options give the Fund the right to receive the cash value of the Underlying ETF’s share price (for purchased call options), the right to deliver the cash value of the Underlying ETF’s share price (for purchased put options), the obligation to deliver the cash value of the Underlying ETF’s share price (for sold call options) and the obligation to receive the cash value of the Underlying ETF’s share price (for sold put options). The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.

To the extent the Underlying ETF is considered to be concentrated (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate to approximately the same extent. As of the date of this prospectus, through its investment in the Underlying ETF Portfolio and its usage of FLEX Options, the Fund has significant exposure to the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Step-Up Strategy Risk. The Fund seeks to provide risk-managed investment exposure to the Underlying ETF through its step-up investment strategy. Because the step-up strategy makes it very unlikely that the Fund will hold an option contract to its expriation, shareholders will likely experience investment results that are very different than if the Fund held the options contracts until expiration and/or those of the Underlying ETF. There is also no guarantee the Fund will be successful in implementing this strategy.

In order to provide the Buffer, the Fund’s strategy is subject to maximum potential gains. This maximum potential gain will likely change at each resetting of the Option’s Portfolio. In the event an investor purchases Shares after the FLEX Option contracts were entered into and prior to the time the Sub-Adviser determines to step-up the Options Portfolio or the expiration of such option contracts, there may be little or no ability for that investor to experience an investment gain on their Shares or little or no ability to benefit from a Buffer protection of the Option Portfolio until the Sub-Adviser rebalances the Fund’s Options Portfolio. However, there is no guarantee that, at the end of any given month, the Fund will be able to enter into a more advantageous Options Portfolio and effectively implement the step-up mechanism.

In addition, the Fund’s step-up strategy may result in performance over certain periods of time that is lower than that of the Underlying ETF or of a fund that is designed to hold an options portfolio until expiration. Because the value of the Options Portfolio does not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction) there may be periods of time in which the Fund’s NAV underperforms the price return of the Underlying ETF. In this situation, if the Sub-Adviser rebalances the Options Portfolio prior to its one-year expiration in accordance with the step-up strategy, the Fund may have underperformed the Underlying ETF for that period of time. Similarly, the Sub-Adviser may elect to reset the Fund’s Options Portfolio at a point in time in which the Fund has utilized all or a portion of its Buffer. While this will provide shareholders with the potential of an additional Buffer, the Options Portfolio would simultaneously reset its maximum gain potential and could lower the Fund’s upside performance potential over certain time periods.

Buffer Risk. There can be no guarantee that the Fund will be successful in implementing its strategy to provide Buffer protection with its investment in the Options Portfolio. A shareholder may lose their entire investment. The Buffer is provided at the expiration of the options contracts. Any interim losses experienced by the Underlying ETF may be experienced by the Fund and its shareholders. Because the Options Portfolio provides a Buffer against the first 9% of Underlying ETF losses measured from the time in which the Fund enters into the FLEX Options contracts and only for the duration of the one-year term of the options contract, it is possible that, during the term of any Options Portfolio, shareholders will realize some losses on price decreases of the Underlying ETF. These potential losses are possible even if a shareholder remained in the Fund for a one-year period after an Options Portfolio was established, as it is likely that the Options Portfolio will reset during that time. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that correlates to increases in the price of the Underlying ETF over time. The Fund may realize different returns than the price return of the Underlying ETF until the expiration of the options contracts. In the event the Sub-Adviser utilizes the Fund’s step-up mechanism and resets the Options Portfolio and there is a difference between the NAV performance of the Fund and the price return of the Underlying ETF, such difference would result in a shareholder experiencing different returns than the Underlying ETF.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s net asset value (“NAV”) and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time to until the FLEX Options expire.

Option Contracts Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. As the Fund enters into option contracts, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund will have exposure to an ETF that tracks the performance of the S&P 500® Index through its usage in FLEX Options. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Equity Securities Risk, Fluctuation of Net Asset Value Risk, Information Technology Companies Risk, Large Capitalization Companies Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk.

Information Technology Companies Risk. The Underlying ETF invests significantly in information technology companies, and therefore the Fund has significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in FLEX Options that reference the Underlying ETF. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETF invests securities of large capitalization companies, and therefore the Fund has significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in FLEX Options that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has significant exposure to equity securities through its exposure to the Underlying ETF by virtue of its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options may vary prior to the expiration date because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk. The Fund may effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and may be forced to recognize gains. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) a significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in the market price of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Market Underperformance Risk. The Fund’s investment strategy may cause the Fund to underperform the Underlying ETF and/or the S&P 500® Index. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Portfolio Turnover Risk. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer markups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Premium/Discount Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price of the Fund’s Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV of the Fund’s Shares may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Innovator Buffer Step-Up Strategy ETF | Innovator Buffer Step-Up Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096
Innovator Power Buffer Step-Up Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSTP
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Power Buffer Step-Up Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investors with investment exposure to the price return of the SPDR® S&P 500® ETF Trust, subject to potential investment gains up to a limit (prior to taking into account management fees and other fees), while providing the potential for downside protection against investment losses up to a limit (prior to taking into account management fees and other fees).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide risk-managed investment exposure to the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). The Fund seeks to achieve its investment objective by investing substantially all of its assets in exchange-traded options contracts on the Underlying ETF (the “Options Portfolio”). The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). Through the Options Portfolio, the Fund will seek to participate in the price return of the Underlying ETF, subject to investment gains up to a limit (prior to taking into account management fees and other fees), and provide protection against Underlying ETF losses up to a limit (prior to taking into account management fees and other fees). The Sub-Adviser will actively monitor the performance of the Options Portfolio and, as described below, rebalance or “step-up” the portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on its evaluation of market conditions. There is no guarantee the Fund will be successful in implementing this strategy.

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups. The S&P 500® Index is rebalanced quarterly and reconstituted annually. Through its Options Portfolio, the Fund will have exposure to companies in the information technology sector. The Fund will not receive or benefit from any dividend payments made by the Underlying ETF.

An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). The Fund intends to implement its investment strategy through an Options Portfolio comprised of FLexible EXchange® Options (“FLEX Options”) that reference the Underlying ETF with one-year expiration dates. The Fund’s NAV is dependent on the value of the FLEX Options, which is based principally upon the price of the Underlying ETF and the time remaining until the expiration date of the FLEX Options. As the price of the Underlying ETF changes and time moves towards the expiration date of the FLEX Options (the final day of the one-year term of the FLEX Options), the value of the FLEX Options, and therefore the Fund’s NAV, will change. The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract such that if the FLEX Options were exercised on the expiration date, the Fund’s NAV would be provided with downside protection (the “Buffer”) and a maximum gain potential on the price return of the Underlying ETF. The “power” Buffer denotes the 15% of Underlying ETF losses that the Options Portfolio seeks to protect over the duration of each one-year contract term. At the one-year expiration or step-up reset of the Options Portfolio, the Sub-Adviser will purchase an Options Portfolio that seeks to provide for a Buffer of 15% of Underlying ETF losses over the duration of the new one-year expiration date. There is no guarantee that the Sub-Adviser will be successful in its attempt to provide a Buffer. The maximum gain potential and the Buffer of Underlying ETF performance that the Options Portfolio seeks to provide are prior to taking into account annual Fund management fees, transaction fees and any extraordinary expenses incurred by the Fund. These expenses will have the effect of reducing the maximum gain potential amount and Buffer amount experienced by shareholders.

Please note, as further described below, the Fund does not expect that the Options Portfolio will be held until the expiration date of the FLEX Options. Instead, the Sub-Adviser will seek to opportunistically manage the Fund’s investment exposure by periodically terminating its FLEX Options investments earlier than its one-year expiration date and immediately reset the Fund’s Options Portfolio for a new one-year period. Both the maximum gain potential and the sought-after Buffer are measured from the price of the Underlying ETF at the time the FLEX Option contracts are into by the Fund and has the potential to be fully provided only at the expiration date of its one-year options contracts. As a result, the degree to which a shareholder may benefit from the Fund’s potential for participating in the price return of the Underlying ETF and the Buffer against Underlying ETF losses will depend on the time at which the investor purchases Shares of the Fund and the Sub-Adviser’s determination of when to reset the Options Portfolio.

The Fund does not pursue a “defined outcome” strategy. Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security over a specific period of time (e.g., one year). The Fund does not seek to achieve the full one-year investment outcomes of the Options Portfolio and will not seek to provide a set level of investment outcomes over a stated time period. Unlike other ETFs that utilize a defined outcome investment strategy, the Fund does not seek to provide shareholders with a set Buffer percentage and maximum upside potential over any specified time period. Shareholders will experience investment results that are very different than if the Fund held the Options Portfolio for its contract duration.

Step-Up Strategy

The Fund’s “step-up” investment strategy seeks to help a Fund’s shareholder offset the timing risks inherent in owning an options package for one year. The successful implementation of the step-up investment strategy is not guaranteed. As explained further below, the Options Portfolio seeks to track the price performance of the Underlying ETF, subject to the sought-after Buffer and maximum upside performance potential that are established upon the execution of the option contracts. As a result of the performance of the FLEX Options contracts during the term of the options contract (the value of which is derived from, in part, the value of the Underlying ETF’s share price), the Fund may have little or no upside available for the remainder of the options contract term, because the Underlying ETF’s share price has increased in value to a point at or near the strike price of the sold options, or little or no ability to benefit from the Buffer, because the Underlying ETF’s share price has decreased in value by more than the downside protection. With the step-up investment strategy, the Fund may, at the end of each month, sell the then-current Options Portfolio and immediately enter into new FLEX Options contracts that establish a new one-year duration. In doing so, the Fund will continue to have the potential to increase in a market environment where the value of the Underlying ETF is steadily increasing. Likewise, the Fund will have the potential to derive continued benefit from a Buffer in a market environment where the Underlying ETF is steadily decreasing, as it will have the ability to reset the Options Portfolio at the end of each month for a new 15% Buffer of Underlying ETF losses that the Options Portfolio seeks to protect over the duration of each one-year contract term. The ability to provide downside protection as part of the implementation of the Fund’s step-up investment strategy may not be successful.

For the duration of the Fund’s existing Options Portfolio, the Sub-Adviser will actively review the performance of the Fund at each month-end to determine whether to step-up the Options Portfolio. The Sub-Adviser will consider the price movements of the Underlying ETF, the changes in the Fund’s NAV, market volatility, time remaining until the expiration of the FLEX Options contracts and strike prices of the replacement FLEX Options contracts when evaluating whether to reset the Options Portfolio. To the extent the Fund’s NAV increases (generally a range from 2% to 6%) or decreases (generally a range from -1% to -5%) from the Fund’s NAV at the commencement of the term of the existing Options Portfolio, the Sub-Adviser will seek to realize any gains experienced by the Fund or Buffer used by the Fund by resetting the Fund’s Options Portfolio and, in doing so, “step-up” the Fund’s upside potential and Buffer. The Sub-Adviser will also purchase and sell FLEX Options over the course of the month that have the same or similar terms (i.e., strike price and expiration date) as the then-current Options Portfolio as necessary to manage any creations or redemptions of “Creation Units” (as defined below). The Fund’s step-up investment strategy is expected to cause the Fund to have a higher portfolio turnover rate than funds that do not actively reset its options portfolio prior to expiration.

The following chart contains a hypothetical illustration of the Fund’s step-up mechanism. The chart is provided for illustrative purposes only. There is no guarantee that the Fund will be successful in its attempt to step-up the Fund’s Options Portfolio. The chart is not intended to predict or project the performance or operationality of the Fund.

Options Portfolio

The Fund will invest in an Options Portfolio consisting of FLEX Options that reference the Underlying ETF with rotating expiration dates of approximately one year. The Options Portfolio is designed to produce investment outcomes only for the duration of its one-year options contracts and not for any different period of time. As described above, the Fund does not seek to achieve the full one-year investment outcomes of the Options Portfolio, as the Sub-Adviser intends to opportunistically reset the Options Portfolio prior to the one-year expiration date of the FLEX Options.

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract such that if the FLEX Options were exercised on the expiration date (the final day of the one-year term), the Fund’s NAV would be subject to the Buffer and maximum gains on the performance of the Underlying ETF’s share price over the duration of the options contract, as follows:

●	In the event that the Underlying ETF decreases in value by less than 15% over the duration of the Options Portfolio, the Options Portfolio seeks to provide investment return of 0%.

●

In the event that the Options Portfolio decreases in value by more than 15% over the duration of the Options Portfolio, the Options Portfolio seeks to provide investment return that is 15% less than the return experienced by the Underlying ETF.

●

In the event that the Underlying ETF increases in value over the duration of the Options Portfolio, the Options Portfolio seeks to provide investment returns that match the performance of the Underlying ETF, up to a maximum percentage return the Fund can achieve for the duration of the Options Portfolio, which is dependent on prevailing market conditions at the times the Fund enters into the FLEX Options.

While it is very unlikely that the Options Portfolio will be held until the expiration date of the FLEX Options, changes in the value of the Options Portfolio will impact the Fund’s NAV. The Fund’s NAV is dependent on the value of the FLEX Options, which is based principally upon the price of the Underlying ETF and the time remaining until the expiration date of the FLEX Options. As the price of the Underlying ETF changes and time moves towards the expiration date of the FLEX Options, the value of the FLEX Options, and therefore the Fund’s NAV, will change. The Sub-Adviser anticipates the Fund’s NAV will move in the same direction as the price movements of the Underlying ETF. However there is no guarantee that the Fund’s NAV will move in the same direction as the price movements of the Underlying ETF and it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF. A component of an option’s value is the number of days remaining until its expiration date. The amount of time remaining until the option contract’s expiration date affects the impact of the Buffer on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying ETF will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by the Underlying ETF until the expiration date of the options contracts.

Because the Fund’s investment strategy is not designed to hold the Options Portfolio to its expiration date, shareholders will experience investment results that are very different than if the Fund held the Options Portfolio for its contract duration. Shareholders may realize losses on price decreases of the Underlying ETF of less than the 15% Buffer and may lose their entire investment. These potential losses are possible even if a shareholder remained in the Fund for a one-year period after an Options Portfolio was established, as it is likely that the Options Portfolio will reset during that time.

The Options Portfolio is designed to protect against Underlying ETF losses and provide for maximum gain potential based upon the price of the Underlying ETF at the time the FLEX Option contracts are into by the Fund. The Sub-Adviser will seek to realize gains experienced by the Fund (which are limited to the maximum gain potential) due to price movements of the Underlying ETF or realize the Buffer used by the Fund due to price movements of the Underlying ETF by resetting the Fund’s Options Portfolio and the Fund’s upside potential and Buffer. However, the degree to which a shareholder may benefit from the Options Portfolio’s Underlying ETF upside potential and Buffer against Underlying ETF losses will depend on the time at which the investor purchases Shares of the Fund. At any given time after Sub-Adviser resets the Options Portfolio there may be limited upside potential or Buffer remaining due to the price performance of the Underlying ETF (and therefore, the value of the FLEX Options). If the price of the Underlying ETF is near or has exceeded the strike prices of the Fund’s Options Portfolio, such investor may have little to no upside potential until if and when the Sub-Adviser determines to step-up the Fund’s Options Portfolio, and would still remain vulnerable to significant downside risk before the sought-after protection from the Buffer began. Similarly, if the Underlying ETF has decreased in price significantly to equal or exceed the Fund’s anticipated Buffer, the shareholder would also remain vulnerable to significant downside risk and would receive no benefit from the Buffer. If a shareholder purchases Shares after the Buffer has been used and prior to the Fund resetting its Options Portfolio, a shareholder may lose their entire investment.

General Information About FLEX Options

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk.

The Fund’s FLEX Options reference the Underlying ETF and are cash-settled. Cash-settled options give the Fund the right to receive the cash value of the Underlying ETF’s share price (for purchased call options), the right to deliver the cash value of the Underlying ETF’s share price (for purchased put options), the obligation to deliver the cash value of the Underlying ETF’s share price (for sold call options) and the obligation to receive the cash value of the Underlying ETF’s share price (for sold put options). The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.

To the extent the Underlying ETF is considered to be concentrated (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate to approximately the same extent. As of the date of this prospectus, through its investment in the Underlying ETF Portfolio and its usage of FLEX Options, the Fund has significant exposure to the information technology sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Step-Up Strategy Risk. The Fund seeks to provide risk-managed investment exposure to the Underlying ETF through its step-up investment strategy. Because the step-up strategy makes it very unlikely that the Fund will hold an option contract to its expriation, shareholders will likely experience investment results that are very different than if the Fund held the options contracts until expiration and/or those of the Underlying ETF. There is also no guarantee the Fund will be successful in implementing this strategy.

In order to provide the Buffer, the Fund’s strategy is subject to maximum potential gains. This maximum potential gain will likely change at each resetting of the Option’s Portfolio. In the event an investor purchases Shares after the FLEX Option contracts were entered into and prior to the time the Sub-Adviser determines to step-up the Options Portfolio or the expiration of such option contracts, there may be little or no ability for that investor to experience an investment gain on their Shares or little or no ability to benefit from a Buffer protection of the Option Portfolio until the Sub-Adviser rebalances the Fund’s Options Portfolio. However, there is no guarantee that, at the end of any given month, the Fund will be able to enter into a more advantageous Options Portfolio and effectively implement the step-up mechanism.

In addition, the Fund’s step-up strategy may result in performance over certain periods of time that is lower than that of the Underlying ETF or of a fund that is designed to hold an options portfolio until expiration. Because the value of the Options Portfolio does not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction) there may be periods of time in which the Fund’s NAV underperforms the price return of the Underlying ETF. In this situation, if the Sub-Adviser rebalances the Options Portfolio prior to its one-year expiration in accordance with the step-up strategy, the Fund may have underperformed the Underlying ETF for that period of time. Similarly, the Sub-Adviser may elect to reset the Fund’s Options Portfolio at a point in time in which the Fund has utilized all or a portion of its Buffer. While this will provide shareholders with the potential of an additional Buffer, the Options Portfolio would simultaneously reset its maximum gain potential and could lower the Fund’s upside performance potential over certain time periods.

Buffer Risk. There can be no guarantee that the Fund will be successful in implementing its strategy to provide Buffer protection with its investment in the Options Portfolio. A shareholder may lose their entire investment. The Buffer is provided at the expiration of the options contracts. Any interim losses experienced by the Underlying ETF may be experienced by the Fund and its shareholders. Because the Options Portfolio provides a Buffer against the first 15% of Underlying ETF losses measured from the time in which the Fund enters into the FLEX Options contracts and only for the duration of the one-year term of the options contract, it is possible that, during the term of any Options Portfolio, shareholders will realize some losses on price decreases of the Underlying ETF. These potential losses are possible even if a shareholder remained in the Fund for a one-year period after an Options Portfolio was established, as it is likely that the Options Portfolio will reset during that time. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.

Upside Participation Risk. There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with a total return that correlates to increases in the price of the Underlying ETF over time. The Fund may realize different returns than the price return of the Underlying ETF until the expiration of the options contracts. In the event the Sub-Adviser utilizes the Fund’s step-up mechanism and resets the Options Portfolio and there is a difference between the NAV performance of the Fund and the price return of the Underlying ETF, such difference would result in a shareholder experiencing different returns than the Underlying ETF.

FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s net asset value (“NAV”) and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time to until the FLEX Options expire.

Option Contracts Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. As the Fund enters into option contracts, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk. The Fund will have exposure to an ETF that tracks the performance of the S&P 500® Index through its usage in FLEX Options. Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Equity Securities Risk, Fluctuation of Net Asset Value Risk, Information Technology Companies Risk, Large Capitalization Companies Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk.

Information Technology Companies Risk. The Underlying ETF invests significantly in information technology companies, and therefore the Fund has significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in FLEX Options that reference the Underlying ETF. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETF invests securities of large capitalization companies, and therefore the Fund has significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in FLEX Options that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has significant exposure to equity securities through its exposure to the Underlying ETF by virtue of its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options may vary prior to the expiration date because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction).

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk. The Fund may effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and may be forced to recognize gains. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) a significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in the market price of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Market Underperformance Risk. The Fund’s investment strategy may cause the Fund to underperform the Underlying ETF and/or the S&P 500® Index. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Portfolio Turnover Risk. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer markups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Premium/Discount Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price of the Fund’s Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV of the Fund’s Shares may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Innovator Power Buffer Step-Up Strategy ETF | Innovator Power Buffer Step-Up Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096
Innovator Hedged TSLA Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSLH
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Hedged TSLA Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to participate in the price return of the common stock of Tesla, Inc., subject to a limit on investment gains (prior to taking into account management fees and other fees) and seeks to provide a level of protection against significant declines in the price return of the common stock of Tesla, Inc. (prior to taking into account management fees and other fees).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide risk-managed investment exposure to the common share price of Tesla, Inc. (NASDAQ: TSLA) (“TSLA”) through an active hedging strategy. The Fund seeks to achieve its investment objective by investing the Fund’s net assets (including borrowings for investment purposes) in options contracts that reference TSLA (the “Options Portfolio”) and in U.S. Treasury Bills (the “Treasury Portfolio”). The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). As discussed in greater detail below, the Fund seeks to provide investment exposure to the price performance experienced by TSLA while seeking to limit significant losses against decreases in the price of TSLA (the “Floor”). There is no guarantee the Fund will be successful in implementing this strategy. The Fund does not invest directly in TSLA.

Hedged TSLA Investment Strategy

The Fund will seek to participate in the price return of TSLA, subject to a limit on investment gains (prior to taking into account management fees and other fees) and will seek to provide the Floor against TSLA losses, up to a limit (prior to taking into account management fees and other fees) through the Sub-Adviser’s investments in the Options Portfolio and Treasury Portfolio. There is no guarantee that the Sub-Adviser will be successful in its attempt to provide the Floor and protect against significant TSLA losses. The maximum gain potential and Floor that the Fund seeks to provide are prior to taking into account annual Fund management fees, transaction fees and any extraordinary expenses incurred by the Fund. These expenses will have the effect of reducing the maximum gain potential amount and the Floor experienced by shareholders. Shareholders in the Fund are not entitled to receive dividends, if any, that may be payable on TSLA. An investor’s possible return profile will also depend on the time at which such investor purchases and sells Shares of the Fund. If an investor purchases shares of the Fund after the then-current Options Portfolio was initially executed, the return profile available to that investor will be impacted by changes in the price of TSLA, changes in the value of the U.S. Treasury Bills, and the corresponding movements in the Fund’s NAV (see “-Options Portfolio” and “-Treasury Portfolio” below).

The Sub-Adviser intends to pursue the Fund’s investment objective through the combination of investments in a Treasury Portfolio comprised of U.S. Treasury Bills and an Options Portfolio comprised of FLexible EXchange® Options (“FLEX Options”) that reference TSLA with approximately three-month expiration dates. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). The Options Portfolio will consist of a “call option spread” strategy via the purchase and sale of call FLEX Options that reference TSLA with rotating expiration dates of approximately three months. The Fund’s Treasury Portfolio will seek to provide the Floor against TSLA losses by preserving the Fund’s capital in the event the Options Portfolio expires worthless. The Floor is provided based on the Fund’s NAV and will be in effect throughout the duration of the Fund’s FLEX Options (as described below). The percentage of protection provided by the Floor, which is not guaranteed, is based on the Fund’s NAV on the day the Fund executes its FLEX Options contracts, and the Floor will fluctuate based on changes in the value of the underlying U.S. Treasury Bills, as described below. Please note that the initial duration of the FLEX Options in the Options Portfolio and the related Treasuries Portfolio will be approximately two months due to the timing of launching the Fund. For all periods after this initial period, the Options Portfolio will use FLEX Options with a duration of approximately three months.

The Sub-Adviser seeks to provide investment exposure to the price performance experienced by TSLA through the Options Portfolio while seeking to limit losses against significant decreases in the price of TSLA through the Floor which is provided by the Fund’s Treasury Portfolio. The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract in the Options Portfolio such that if the FLEX Options were exercised on the expiration date (the final day of the option term set at approximately three months), the Fund’s portfolio would experience the price return of TSLA subject to a maximum gain on the price performance of TSLA over the duration of the options contract and would be protected from losses to the extent of the value of the Treasury Portfolio.

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The Fund’s purchased call FLEX Options provide the Fund exposure to the price return of TSLA (gains and losses) starting at 90% of the then-current share price of TSLA. The Options Portfolio, through these purchased call FLEX Options, seeks to provide investment returns that match the performance of the share price of TSLA;

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The Fund sells the call FLEX Options to help pay the premium of the purchased call FLEX Options that allow the Fund’s participation in TSLA’s price performance. The Fund’s sold FLEX Options effectively sell the Fund’s ability to participate in increases in the share price of TSLA beyond the strike price of the sold call FLEX Options over the duration of the Options Portfolio and sets a limit on TSLA price performance gains for the duration of the FLEX Options contracts. The strike price for the sold call FLEX Options is dependent upon prevailing market conditions at the times the Fund originally enters into the FLEX Options contracts; and

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The Fund purchases multiple series of U.S. Treasury Bills with weighted average maturities of approximately three-months to provide the sought-after protection of the Floor. In the event that TSLA decreases in value by approximately more than 10% over the duration of the option contracts, the Fund’s purchased call FLEX Options and the sold call FLEX Options would expire worthless and the Fund’s value would be comprised of the Treasury Portfolio. The Treasury Portfolio is intended to provide the Floor and protect against significant decreases in the price of TSLA. There is no guarantee that the Treasury Portfolio will retain value to provide the level of portfolio protection sought by the Fund.  The value of the Treasury Portfolio may increase (providing a higher Floor and therefore more protection to shareholders) or decrease (providing a lower Floor and therefore less protection to shareholders).

While the Sub-Adviser will seek three-month rotating portfolio holdings in the Options Portfolio and the Treasury Portfolio, the duration of each may not be precisely three-months as a result of market conditions at the time of purchase. In addition, the percentage of the Treasury Portfolio and the Options Portfolio that is established at the time of purchase may be greater than or less than the sought-after 90% and 10% of the Fund’s net assets, respectively, due to market conditions at the time of executing the Fund’s Options Portfolio. While the Sub-Adviser will target a Treasury Portfolio with a value of 90% of the Fund’s net assets at the time of entering into the FLEX Options, the value of the Treasury Portfolio will also increase and decrease due to market conditions over the duration of the anticipated three-month holding period.

Options Portfolio

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The Fund holds FLEX Options that reference TSLA, which gives the Fund the right to receive or deliver shares of TSLA on the expiration date of the option contract at the stated strike price, depending on whether the option contract is a put or call option and whether the Fund purchases or sells the option. The Fund’s FLEX Options are cash-settled. Cash-settled option contracts give the Fund the right to receive the cash value of TSLA’s share price (for purchased call options) or the obligation to deliver the cash value of TSLA’s share price (for sold call options). The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the expiration date. The value of the FLEX Options does not increase or decrease at the same level of TSLA’s share price on a day-to-day basis (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of TSLA.

The Fund’s NAV is dependent on the value of the FLEX Options, which is based principally upon the price of TSLA and the time remaining until the expiration date of the FLEX Options, and the value of the Treasury Portfolio. As the price of TSLA changes and time moves towards the expiration date of the Fund’s FLEX Options, the value of the FLEX Options, and therefore the Fund’s NAV, will change. The Sub-Adviser anticipates the Fund’s NAV will move in the same direction as the price movements of TSLA. However, there is no guarantee that the Fund’s NAV will move in the same direction as the price movements of TSLA and it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns experienced by TSLA. A component of an option’s value is the number of days remaining until its expiration date. Therefore, while changes in the price of TSLA will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by TSLA until the expiration date of the FLEX Options. The Options Portfolio is designed to provide upside participation in the price return of TSLA, subject to a maximum gain potential, at the time the FLEX Option contracts expire.

The potential upside offered by the Fund by virtue of the Options Portfolio is limited, and such limit may vary widely from quarter to quarter. The limits to the upside performance of TSLA are dependent upon prevailing market conditions at the time the Fund enters into the option contracts and could fluctuate from one period to the next. In addition, the degree to which a shareholder may benefit from the upside exposure to TSLA obtained through the Options Portfolio will depend on the time at which the investor purchases Shares of the Fund, the price movements of TSLA, and changes in the value of the Fund’s Treasury Portfolio, as described below. At any given time after Sub-Adviser resets the Options Portfolio there may be limited upside potential due to the subsequent price performance of TSLA (and therefore, the value of the FLEX Options). If the price of TSLA is near or has exceeded the strike prices of the Fund’s Options Portfolio, such investor may have little to no upside potential remaining until the expiration of the FLEX Options and would still remain vulnerable to significant downside risk before the sought-after protection from the Floor began.

Treasury Portfolio

Through the Options Portfolio, the Fund may experience losses experienced by TSLA. However, the Fund will seek to provide the Floor through the Fund’s Treasury Portfolio. The Fund seeks to implement an investment strategy that provides the Floor and protects against significant declines in the price of TSLA, such that losses will be limited to the amount of the Options Portfolio and declines, if any, in the performance of the Fund’s U.S. Treasury Bills over each successive period of approximately three months. The Fund intends to re-initiate new U.S. Treasury Bill positions at approximately 90% of the Fund’s portfolio at intervals of approximately three-months in parallel with the quarterly resetting of the Options Portfolio thereby re-establishing the Floor. As the value of the Fund’s FLEX Options fluctuate, the percentage of the overall Fund portfolio value represented by the Treasury Portfolio will also fluctuate. Additionally, as the value of the Fund’s U.S. Treasury Bill investments themselves fluctuate, the level of the sought-after Floor will fluctuate. There is no guarantee that the value of the Fund’s U.S. Treasury Bills will remain constant, and the value of the U.S. Treasury Bills could decrease. To the extent the Fund’s U.S. Treasury Bill positions lose value, the level of sought-after protection provided by the Floor will decrease, and an investor could experience significant losses on its investment, including the loss of its entire investment. Additionally, depending on when an investor buys shares of the Fund, the level of sought-after protection against price decreases of TSLA provided by the Floor may be less than 10%.

The Fund’s portfolio managers do not intend to maintain, throughout the approximately three-month duration of each Options Portfolio, a set allocation of the portfolio and therefore do not intend to add or subtract the net gains or losses derived from the Options Portfolio from the Treasury Portfolio. Additional funds utilized for investment into the Fund will be invested proportionally to the Fund’s Treasury Portfolio and Options Portfolio at the time of investment until the expiration date of Options Portfolio held by the Fund.

Tesla, Inc.

Tesla, Inc. designs, develops, manufactures, sells and leases high-performance fully electric vehicles and energy operation and storage systems, and offers services related to its sustainable energy products. Tesla, Inc. operates two segments: (i) automotive and (ii) energy generation and storage. The automotive segment includes the design, development, manufacturing, sales and leasing of electric vehicles as well as sales of automotive regulatory credits. The energy generation and storage segment includes the design, manufacture, installation, sales and leasing of solar energy generation and energy storage products and related services and sales of solar energy systems incentives. Tesla, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Neither the Trust, Innovator, Milliman or its respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete.

This document relates only to the securities offered hereby and does not relate to TSLA or other securities of Tesla, Inc. The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from publicly available documents. In connection with the offering of the Shares, neither the Fund, Innovator, Milliman or its respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to the accuracy or adequacy of such publicly available information of Tesla, Inc. Neither the Fund, Innovator, Milliman or its respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc, is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of this Prospectus (including events that would affect the accuracy or completeness of the publicly available documents of Tesla, Inc.) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tesla, Inc. could affect the value of the Shares. Neither the Fund, Innovator, Milliman or its respective affiliates makes any representation to investors or potential investors as to the performance of TSLA.

As a result of its investment strategies, the Fund will have economic exposure that is concentrated in the industry assigned to TSLA (i.e., hold 25% or more of its assets in investments that provide exposure to the industry assigned to TSLA). As of the date of this prospectus, TSLA is assigned to the automotive industry. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Risk [Heading]	rr_RiskHeading	Principal Risks
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You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved.

Hedged TSLA Strategy Risk. The Fund employs an active hedging strategy that seeks to provide risk-managed investment exposure to TSLA. In doing so, there is no guarantee that the Fund will be successful in its strategy to provide protection against TSLA losses through the implementation of the Floor. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. In order to provide the upside exposure to the price return of TSLA, the Fund’s strategy is subject to maximum gains equal to the strike price of the Fund’s sold call options. The limits to the upside performance of TSLA are dependent upon prevailing market conditions at the time the Fund enters into the option contracts and could fluctuate from one period to the next. In the event an investor purchases Shares after the date on which the Fund implements the call spread strategy and the TSLA share price has risen in value to a level near the strike price, there may be little or no ability for such investor to experience an investment gain in Fund Shares until the Fund’s Options Portfolio is rebalanced. An investor may also realize different returns than TSLA if such investor does not stay invested in the Fund for the entirety of the three-month period of the Fund’s options contracts. Finally, an investor may also receive less than the sought-after protection provided by the Floor if the Treasury Portfolio loses value.

Floor Risk. There can be no guarantee that the Fund will be successful in implementing its strategy to provide the Floor against significant losses in the share price of TSLA. The Floor is provided by virtue of the value of the Treasury Portfolio, so that if the Options Portfolio expires worthless the Fund’s value would be comprised of the Treasury Portfolio. To the extent the Treasury Portfolio declines in value, a shareholder would receive less portfolio protection. A shareholder may lose their entire investment. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.

FLEX Options Risk. The Fund expects to utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s net asset value (“NAV”) and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in TSLA’s share price, changes in interest rates, changes in the actual and implied volatility of TSLA and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as TSLA’s share price on a day-to-day basis (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of TSLA, although this is not guaranteed

Options Risk. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political and economic events. There may at times be an imperfect correlation between the movement in values of the Fund’s option contracts and TSLA, and there may at times not be a liquid secondary market for certain option contracts. As the Fund enters into option contracts, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Indirect Investment in TSLA Risk. Tesla, Inc. is not affiliated with the Trust, Innovator, Milliman or its respective affiliates and is not involved with this offering in any way, and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Innovator has not made any due diligence inquiry with respect to the publicly available information of Tesla, Inc. in connection with this offering. Investors in the Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the underlying stock.

TSLA Trading Risk. The trading price of TSLA has been highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of TSLA has been and may continue to be traded by short sellers which may put pressure on the supply and demand for the common stock of Tesla, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Tesla, Inc. may additionally impact TSLA’s stock price due to Tesla Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Tesla, Inc. in the past. While Tesla, Inc. continues to defend such actions, any judgment against Tesla, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Tesla, Inc.’s attention and resources. In addition to the foregoing, if trading in TSLA is halted the Fund’s FLEX Options that reference TSLA will be similarly impacted. If TSLA trading is halted, trading in Shares of the Fund may be impacted, either temporarily of indefinitely.

Tesla, Inc. Performance Risk. Tesla, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of TSLA to decline. Tesla, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Tesla, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Tesla, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Tesla, Inc. could decline significantly.

Electric Vehicles Risk. The future growth and success of Tesla, Inc. are dependent upon consumers’ demand for electric vehicles, and specifically, its vehicles in an automotive industry that is generally competitive, cyclical and volatile. If the market for electric vehicles in general and Tesla, Inc. vehicles in particular does not develop as Tesla, Inc. expects, develops more slowly than it expects, or if demand for its vehicles decreases in its markets or its vehicles compete with each other, the business, prospects, financial condition and operating results of Tesla, Inc. may be harmed. Tesla, Inc. is still at an earlier stage of development and have limited resources and production relative to established competitors that offer internal combustion engine vehicles. In addition, electric vehicles still comprise a small percentage of overall vehicle sales. As a result, the market for Tesla, Inc. vehicles could be negatively affected by numerous factors, such as: (i) perceptions about electric vehicle features, quality, safety, performance and cost; (ii) perceptions about the limited range over which electric vehicles may be driven on a single battery charge, and access to charging facilities; (iii) competition, including from other types of alternative fuel vehicles, plug-in hybrid electric vehicles and high fuel-economy internal combustion engine vehicles; (iv) volatility in the cost of oil and gasoline, such as wide fluctuations in crude oil prices; (v) government regulations and economic incentives; and (vi) concerns about the future viability of Tesla, Inc. Finally, the target demographics for Tesla, Inc. vehicles are highly competitive. Sales of vehicles in the automotive industry tend to be cyclical in many markets, which may expose Tesla, Inc. to further volatility.

Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations, fluctuating component prices and supplier disruptions. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Concentration Risk. The Fund will have economic exposure that is concentrated in the industry assigned to TSLA (i.e., hold 25% or more of its assets in investments that provide exposure to the industry assigned to TSLA). As of the date of this prospectus, TSLA is assigned to the automotive industry. The Fund’s performance is susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry or sector. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries or sectors.

Rolling Risk. The Fund’s investment strategy is subject to risks related to rolling of the Fund’s option contracts. Because the frequency with which the Fund expects to roll option contracts may be greater than the impact would be if the Fund experienced less portfolio turnover. The price of option contracts further from expiration may be higher, which can impact Fund returns.

U.S. Treasury Security Risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury Securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury securities to decline. U.S. Treasury securities are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. Treasury securities are guaranteed only as to the timely payment of interest and payment of principal when held to maturity.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security’s expected principal and interest payments. Prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Clearing Member Default Risk. Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of TSLA. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of TSLA, among others.

Trading Halt Risk. Although shares of Tesla, Inc. are listed for trading on an exchange, there can be no assurance that an active trading market for such shares or FLEX Options that reference such shares will be available at all times and the exchange may halt trading of TSLA under certain circumstances. A halt in trading of TSLA may, in turn, result in a halt in the trading of the FLEX Options that reference TSLA and the Fund’s Shares. Trading in TSLA and/or the Fund’s Shares may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in TSLA or the Fund’s Shares inadvisable. In addition, trading in TSLA and/or the Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. In the event of a trading halt for an extended period of time, the Fund may be unable to implement the Fund’s investment strategy. Further, if the Fund receives orders for the issuance of Creation Units during the pendency of a trading halt on TSLA, the Fund anticipates that it will use the proceeds for such orders in additional cash or cash equivalent investments, which would temporarily prevent the Fund from fully implementing its investment strategy.

Market Underperformance Risk. The Fund’s investment strategy may cause the Fund to underperform TSLA in market environments wherein the price of TSLA is increasing. The underperformance may be a result of management risk or the implementation of the Fund’s hedging strategy.

Authorized Participant Concentration Risk. Only an AP may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk. The Fund may effectuate all or a portion of the issuance and redemption of Creation Units for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effectuates its Creation Units only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and may be forced to recognize gains. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Investment Objective Risk. Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) a significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes affecting the treatment of FLEX Options and/or listed option contracts.

Liquidity Risk. In the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund subject to the oversight of the Adviser, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in the market price of the Shares. In addition, decisions by market makers or authorized participants (“APs”) to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, the implementation of the Options Portfolio, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Portfolio Turnover Risk. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer markups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Premium/Discount Risk. The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price of the Fund’s Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV of the Fund’s Shares may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. However, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Valuation Risk. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Innovator Hedged TSLA Strategy ETF | Innovator Hedged TSLA Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 252

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.